Summary of Significant Accounting Policies - Revenue recognition (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Lease term	4 years
Contingent lease payments	$ 0
Term Of Payments After The Shipment Or Delivery Of The Product	30 days
Leased Equipment
Property, Plant and Equipment [Line Items]
Lease term	48 months